OTHER RESERVES (Details Narrative) - USD ($)			12 Months Ended
		Mar. 20, 2026	Mar. 31, 2026	Mar. 31, 2025	Oct. 22, 2025	Oct. 03, 2025	Sep. 08, 2025	Jul. 22, 2025	Jan. 23, 2025	Jan. 21, 2025	Dec. 20, 2024	Sep. 30, 2024	Jul. 31, 2024	Jul. 15, 2024	May 31, 2024	May 27, 2024
IfrsStatementLineItems [Line Items]
Increase decrease in equity recapitalization	[1]
Number of shares issued			29,100,941	22,993,763		62,074	201,950,104	2,250,000	2,250,000	731,707	2,347,134
Number of ordinary shares percentage															51.00%
fair value of warrant		$ 21,900,000	$ 28,553,000
Number of shares outstanding			29,100,941	22,993,763			201,950,104				2,583,820
Post share consolidation, shares							22,088,293
Incremental fair value of modification warrants			$ 1,199,000
Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding			410
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding											2,583,820
Ordinary shares [member] | Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding														16,756
Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants exercise price								$ 5.13
Number of shares outstanding																4,170,520
Post share consolidation, shares						7,759
Warrants [member] | Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Number of shares issued													4,170,520
Warrants exercise price													$ 6.13
Number of shares outstanding														10,172
Rhino Ventures Limited [member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options					$ 0.77			$ 0.77
Number of shares outstanding					18,000,000			18,000,000
Post share consolidation, shares					2,250,000
Exercise price of post share consolidation					$ 6.15
Warrants exercise price value					$ 13,837,500			$ 11,542,500
Rhino Ventures Limited [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued												731,707			5,086
Rhino Ventures Limited [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued															10,172
Warrants exercise price															$ 2,512
Rhino Ventures Limited [member] | Warrants [member] | Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																10,172
Recapitalization [member]
IfrsStatementLineItems [Line Items]
Increase decrease in equity recapitalization				$ 5,126,150

[1]	On July 15, 2024, the Company completed the Recapitalization. Prior to the Recapitalization, the Company had issued one founding share with a par value of USD 0.0001 and was a newly incorporated entity without material business activities, while DSL was the parent of the DSL Group. The Recapitalization resulted in the Company becoming the immediate holding company of DSL and DSL became a wholly owned subsidiary of the Company. The Recapitalization resulted in one share in DSL being exchanged for four hundred and ten (410) Ordinary Shares.